Business Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Business Segment Information (Tables) [Line Items]
Schedule of operating results for business segments
	Transportation Services	Mobile Health Services	Total
Three Months Ended June 30, 2021
Revenues	$28,936,421	$33,249,576	$62,185,997
(Loss) income from operations	(598,737)	857,496	258,759
Total assets	$94,500,701	$28,634,083	$123,134,784

Depreciation and amortization expense	$(1,756,843)	$(140,208)	$(1,897,051)
Stock compensation	$360,600	9,400	$370,000
Long-lived assets	$25,939,839	$1,905,129	$27,844,968

Three Months Ended June 30, 2020
Revenues	$19,477,389	$3,059,340	$22,536,729
(Loss) income from operations	(2,201,941)	489,434	(1,712,507)
Total assets	$95,201,741	$2,545,558	$97,747,299

Depreciation and amortization expense	$(1,349,961)	$(61)	$(1,350,022)
Stock compensation	$171,768	—	$171,768
Long-lived assets	$24,289,395	$—	$24,289,395
	Transportation Services	Mobile Health Services	Total
Six Months Ended June 30, 2021
Revenues	$47,740,979	$63,814,412	$111,555,391
(Loss) income from operations	(4,000,937)	2,385,739	(1,615,198)
Total assets	$94,500,701	$28,634,083	$123,134,784

Depreciation and amortization expense	$3,354,519	$140,208	$3,494,727
Stock compensation	$752,134	9,400	$761,534
Long-lived assets	$25,939,839	$1,905,129	$27,844,968

Six Months Ended June 30, 2020
Revenues	$32,335,291	$3,578,530	$35,913,821
(Loss) income from operations	(8,340,292)	592,313	(7,747,979)
Total assets	$95,201,741	$2,545,558	$97,747,299

Depreciation and amortization expense	$2,695,621	$61	$2,695,682
Stock compensation	$343,536	—	$343,536
Long-lived assets	$24,289,395	$—	$24,289,395

	Transportation Services	Mobile Health Services	Total
At Year Ended December 31, 2020
Revenues	$63,188,855	$30,901,803	$94,090,658
(Loss) income from operations	(19,285,424)	4,527,741	(14,757,683)
Total assets	88,632,28	11,539,435	100,172,363
Depreciation and amortization	$5,496,769	$10,886	$5,507,655
Stock compensation	$687,072	—	$687,072
Long-lived assets	$25,710,265	$679,995	$26,390,260

At Year Ended December 31, 2019
Revenues	$46,424,896	$1,874,216	$48,299,112
(Loss) income from operations	(20,920,717)	157,983	(20,762,734)
Total assets	100,963,796	—	100,963,796
Depreciation and amortization	$4,182,271	—	$4,182,271
Stock compensation	$457,467	—	$457,467
Long-lived assets	$22,656,722	—	$22,656,722